Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	R$ 979,293	R$ 787,561
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	44,764	40,104
Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	3,560	1,312
Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	315,637	276,971
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	16,996	6,640
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	5,690	4,713
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	225,426	209,906
Leasehold improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	32,742	31,164
Construction in progress [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	107,768	58,355
Ships [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	55,719	46,372
Aircraft [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	170,991	112,024
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	1,673,120	1,360,099	R$ 812,133
Increase (decrease) through transfers, property, plant and equipment	(3,469)	65,597
Additions other than through business combinations, property, plant and equipment	329,814	265,402
Write Offs, Property, Plant and Equipment	(175,782)	(55,775)
Business combination		292,845
Increase (decrease) through net exchange differences, property, plant and equipment	158,936	(22,632)
Fair value-added value	(3,522)	(2,529)
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	52,365	59,212	26,816
Increase (decrease) through transfers, property, plant and equipment	(17,960)	15,420
Additions other than through business combinations, property, plant and equipment	2,753	18,555
Write Offs, Property, Plant and Equipment	(21)	(940)
Business combination		1,969
Increase (decrease) through net exchange differences, property, plant and equipment	8,381	(2,608)
Fair value-added value	0	0
Gross carrying amount [member] | Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	15,727	1,665	422
Increase (decrease) through transfers, property, plant and equipment	11,795	212
Additions other than through business combinations, property, plant and equipment	1,553	624
Write Offs, Property, Plant and Equipment	(15)	0
Business combination		408
Increase (decrease) through net exchange differences, property, plant and equipment	729	(1)
Fair value-added value	0	0
Gross carrying amount [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	605,234	584,206	240,261
Increase (decrease) through transfers, property, plant and equipment	(69,668)	28,337
Additions other than through business combinations, property, plant and equipment	99,470	79,285
Write Offs, Property, Plant and Equipment	(86,873)	(7,496)
Business combination		246,517
Increase (decrease) through net exchange differences, property, plant and equipment	74,890	(3,886)
Fair value-added value	(3,209)	(1,188)
Gross carrying amount [member] | Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	39,254	22,340	18,746
Increase (decrease) through transfers, property, plant and equipment	12,403	2,038
Additions other than through business combinations, property, plant and equipment	1,436	1,363
Write Offs, Property, Plant and Equipment	(221)	(243)
Business combination		1,308
Increase (decrease) through net exchange differences, property, plant and equipment	3,134	(745)
Fair value-added value	(162)	(127)
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	15,317	11,965	10,209
Increase (decrease) through transfers, property, plant and equipment	1,214	1,080
Additions other than through business combinations, property, plant and equipment	646	705
Write Offs, Property, Plant and Equipment	(96)	(222)
Business combination		685
Increase (decrease) through net exchange differences, property, plant and equipment	1,550	(932)
Fair value-added value	(38)	(440)
Gross carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	531,094	396,779	327,681
Increase (decrease) through transfers, property, plant and equipment	125,780	40,023
Additions other than through business combinations, property, plant and equipment	69,724	42,626
Write Offs, Property, Plant and Equipment	(128,787)	(37,689)
Business combination		37,077
Increase (decrease) through net exchange differences, property, plant and equipment	67,485	(13,933)
Fair value-added value	(113)	(994)
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	48,696	43,541	41,466
Increase (decrease) through transfers, property, plant and equipment	1,501	1,211
Additions other than through business combinations, property, plant and equipment	1,887	2,659
Write Offs, Property, Plant and Equipment	(65)	(1,359)
Business combination		0
Increase (decrease) through net exchange differences, property, plant and equipment	1,832	(470)
Fair value-added value	0	(34)
Gross carrying amount [member] | Construction in progress [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	107,768	58,355	40,685
Increase (decrease) through transfers, property, plant and equipment	(106,960)	(45,642)
Additions other than through business combinations, property, plant and equipment	115,139	65,363
Write Offs, Property, Plant and Equipment	40,535	(3,882)
Business combination		1,831
Increase (decrease) through net exchange differences, property, plant and equipment	699	0
Fair value-added value	0	0
Gross carrying amount [member] | Ships [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	66,628	54,824	32,233
Increase (decrease) through transfers, property, plant and equipment	9,237	17,155
Additions other than through business combinations, property, plant and equipment	2,561	2,529
Write Offs, Property, Plant and Equipment	(229)	(86)
Business combination		3,050
Increase (decrease) through net exchange differences, property, plant and equipment	235	(57)
Fair value-added value	0	0
Gross carrying amount [member] | Aircraft [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	191,037	127,212	73,614
Increase (decrease) through transfers, property, plant and equipment	29,189	5,763
Additions other than through business combinations, property, plant and equipment	34,645	51,693
Write Offs, Property, Plant and Equipment	(10)	(3,858)
Business combination		0
Increase (decrease) through net exchange differences, property, plant and equipment	1	0
Fair value-added value	0	0
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(693,827)	(572,538)	(296,052)
Increase (decrease) through transfers, property, plant and equipment	(3,308)	(37,451)
Write Offs, Property, Plant and Equipment	97,633	33,935
Business combination		(198,214)
Increase (decrease) through net exchange differences, property, plant and equipment	(88,940)	11,088
Depreciation, property, plant and equipment	123,171	82,087
Fair value-added value	3,503	3,757
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(7,601)	(19,108)	(9,289)
Increase (decrease) through transfers, property, plant and equipment	14,607	(8,006)
Write Offs, Property, Plant and Equipment	(5)	278
Business combination		(376)
Increase (decrease) through net exchange differences, property, plant and equipment	(1,615)	443
Depreciation, property, plant and equipment	1,480	2,158
Fair value-added value	0	0
Accumulated depreciation and amortisation [member] | Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(12,167)	(353)	(95)
Increase (decrease) through transfers, property, plant and equipment	(9,789)	7
Write Offs, Property, Plant and Equipment	0	(3)
Business combination		152
Increase (decrease) through net exchange differences, property, plant and equipment	(1,650)	0
Depreciation, property, plant and equipment	375	102
Fair value-added value	0	0
Accumulated depreciation and amortisation [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(289,597)	(307,235)	(84,537)
Increase (decrease) through transfers, property, plant and equipment	79,188	(13,343)
Write Offs, Property, Plant and Equipment	32,530	7,677
Business combination		(178,570)
Increase (decrease) through net exchange differences, property, plant and equipment	(37,685)	(1,090)
Depreciation, property, plant and equipment	55,641	36,876
Fair value-added value	754	496
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(22,258)	(15,700)	(9,933)
Increase (decrease) through transfers, property, plant and equipment	(629)	(954)
Write Offs, Property, Plant and Equipment	(8)	0
Business combination		(653)
Increase (decrease) through net exchange differences, property, plant and equipment	(2,750)	529
Depreciation, property, plant and equipment	3,165	4,696
Fair value-added value	22	(7)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(9,627)	(7,252)	(6,039)
Increase (decrease) through transfers, property, plant and equipment	(363)	383
Write Offs, Property, Plant and Equipment	462	478
Business combination		(310)
Increase (decrease) through net exchange differences, property, plant and equipment	(1,296)	650
Depreciation, property, plant and equipment	1,112	2,319
Fair value-added value	66	95
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(305,668)	(186,873)	(160,258)
Increase (decrease) through transfers, property, plant and equipment	(87,164)	(15,224)
Write Offs, Property, Plant and Equipment	60,152	23,836
Business combination		(17,384)
Increase (decrease) through net exchange differences, property, plant and equipment	(42,607)	10,209
Depreciation, property, plant and equipment	48,451	26,816
Fair value-added value	725	1,236
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(15,954)	(12,377)	(9,330)
Increase (decrease) through transfers, property, plant and equipment	842	(268)
Write Offs, Property, Plant and Equipment	0	332
Business combination		0
Increase (decrease) through net exchange differences, property, plant and equipment	(1,236)	326
Depreciation, property, plant and equipment	3,181	3,434
Fair value-added value	2	3
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	0	0	0
Increase (decrease) through transfers, property, plant and equipment	0	0
Write Offs, Property, Plant and Equipment	0	0
Business combination		0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Depreciation, property, plant and equipment	0	0
Fair value-added value	0	0
Accumulated depreciation and amortisation [member] | Ships [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(10,909)	(8,452)	(6,147)
Increase (decrease) through transfers, property, plant and equipment	0	0
Write Offs, Property, Plant and Equipment	66	23
Business combination		(769)
Increase (decrease) through net exchange differences, property, plant and equipment	(101)	21
Depreciation, property, plant and equipment	2,130	1,288
Fair value-added value	292	292
Accumulated depreciation and amortisation [member] | Aircraft [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(20,046)	(15,188)	R$ (10,424)
Increase (decrease) through transfers, property, plant and equipment	0	(32)
Write Offs, Property, Plant and Equipment	4,420	(1,308)
Business combination		0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Depreciation, property, plant and equipment	7,636	4,398
Fair value-added value	R$ 1,642	R$ 1,642